Financial commitments and contingent liabilities - Deployments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Outstanding commitments	$ 1,160,642,000	$ 981,554,000	$ 646,631,000	$ 503,435,000
Deployment of Commitments	$ 111,340,000	$ 99,145,000	$ 152,498,000
Deployment of Commitments (Percent)	11.00%	15.00%	30.00%
Elimination of third-party entity interests
Disclosure of contingent liabilities [line items]
Outstanding commitments	$ 238,652,000	$ (152,946,000)	$ (31,791,000)
Deployment of Commitments	(13,889,000)	(5,123,000)
Burford only
Disclosure of contingent liabilities [line items]
Outstanding commitments	921,990,000	828,608,000	614,840,000	$ 503,435,000
Deployment of Commitments	$ 97,451,000	$ 94,022,000	$ 152,498,000
Deployment of Commitments (Percent)	12.00%	15.00%	30.00%